ACQUISITION OF OPIANT - Schedule of Asset Acquisition, Net Assets Acquired (Details) - Opiant $ in Millions	Mar. 03, 2023 USD ($)
Disclosure Of Asset Acquisition [Line Items]
Cash and cash equivalents	$ 30
Inventories	3
Right-of-use assets	2
Intangible assets	126
Deferred tax assets	9
Other assets	6
Trade and other payables	(10)
Lease liabilities	(2)
Borrowings	(10)
Total net assets acquired	$ 154